Annual Total Returns [BarChart] - Stock Index Fund - Stock Index Fund	Apr. 30, 2021
Bar Chart Table:
2011	1.65%
2012	15.30%
2013	31.72%
2014	13.15%
2015	0.79%
2016	11.33%
2017	21.16%
2018	(4.95%)
2019	30.77%
2020	17.80%